-

-

-3.59%

0.64

13.10%

10.04%

S&P 500 Index

-

-

-2.44%

0.78

4.19%

4.88%

Lehman Agg. Bond Composite

Index

-

-

-

-

0.20%

1.58%

90-Day Treasury Bills

0.09

0.06

-0.71%

2.41

2.29%

7.10%

Aetos Capital Growth Portfolio

Beta:

S&P 500

Beta:

Lehman Agg.

Largest
Calendar Qtr.
Drawdown

Sharpe

Ratio

Standard
Deviation

Average
Annualized Return

Quarterly

Redemptions

60 Days

Notice Period

1 Year (2 Years for Opportunities
Fund)

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.00% (0.75% on investments of
$25mm+)

Management Fee

Current Target Allocation4

Terms5

Product Name:                                      Aetos Capital Growth Portfolio
As of August 31, 2005

Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio with moderate risk and return objectives, comprised of allocations to Aetos Capital’s SEC-registered Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

Total Firm Assets1:                               $7,256MM

Total FoHF Assets:                               $2,124MM

Total Strategy Assets2 :                         $1,352MM – Separate Accounts

                                  $772MM – Funds/Portfolios

                                       $1,146MM – Portable Alpha3

Auditor:                                                     PricewaterhouseCoopers LLP

Custodian:                                                SEI Private Trust Company, Inc.

Market Neutral
Fund: 7.5%

Opportunities
Fund: 7.5%

Distressed
Fund: 10%

Multi-Strategy
Arbitrage Fund:
25%

Long/Short
Fund: 50%

        Assets Under Management:

                     1 Total Firm Assets:               Aetos Absolute Return - $2,124MM

                             Aetos Fund Advisory - $332MM

                             Aetos Capital Asia (Opportunistic Real Estate) - $2,900MM

                             AEA Investors, LLC (Private Equity) - $1,900

  2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                      Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                         Aetos Capital Growth Portfolio (moderate volatility)

                    Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                    Separate Accounts: Direct investments made in the client's name with underlying managers

                    Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                   3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

-

2.05%

2.67%

-

Annual Standard
Deviation

4.62%

-

-

-

-

0.60%

1.01%

0.77%

0.72%

-0.45%

0.26%

1.32%

0.30%

2005

1.07%

0.98%

0.93%

December

0.40%

0.99%

1.56%

November

0.17%

1.30%

0.52%

October

-0.59%

0.76%

0.71%

September

-

0.75%

-0.04%

August

-

0.22%

-0.16%

July

1.04%

10.42%

5.30%

Year to Date

-

1.29%

0.36%

June

-

1.72%

-0.15%

May

-

1.61%

-0.92%

April

-

0.11%

-0.10%

March

-

-0.04%

0.70%

February

-

0.28%

1.79%

January

2002

2003

2004

Investment Performance6   (US$)

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:       Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                       David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Dec-02
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Aug-05
Multi-Strategy Arbitrage Strategies
Long/Short Strategies
Market Neutral Strategies
Distressed Investment Strategies
Opportunistic Strategies

5 Terms:

                               Standard terms associated with an investment in the Funds through the investment program described in the prospectuses

6 Investment Performance:

          The Growth Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio as indicated above.  Performance figures shown are net of investment advisory and performance fees of 1% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.  The Aetos Capital Opportunities Fund commenced operations on August 1, 2005.  Please note that during the periods prior to August 1, 2005, the Aetos Capital Opportunities Fund was not
in existence.

          Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest
in.

          Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling
212-201-2540.  Please read the prospectus carefully before investing.

4 Historical Allocations:

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860